Fair Value Measurements - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Khosla - Fair Value, Inputs, Level 3 - Common Stock Liability - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 36,550,000	$ 13,600,000
Change in fair value of Class K Founder Shares liability	(22,950,000)	2,950,000
Ending balance	$ 13,600,000	$ 16,550,000